SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Supplemental non-cash disclosures
Reallocation of value of options upon exercise	$ 19,561	$ 100,080
Reallocation of value of warrants upon exercise	224,306	20,240
Reallocation of value of RSUs upon vesting	721,502	367,502
Shares issued for the acquisition of IndieFlix (Note 3)	799,994
Shares issued for debt settlements	561,403	243,306	478,091
Warrants issued for share issue costs		252,976
Shares issued for commitment to issue shares	440,501	103,750
Shares issued for Cashless Warrants	423,503
Acquisition of equipment in accounts payable			93,962
Units issued for conversion of convertible debentures and associated interest	454,967	795,891	1,542,229
Accounts payable applied to convertible debentures			18,000
Derecognition of investment in associate			445,987
Loans receivable allocated to long-term			285,399
Acquisition advances eliminated on acquisition of subsidiary (Note 3)	508,255
Residual value of warrants on conversion of convertible debentures			23,193
Accounts receivable applied to accounts payable		$ 470,061